Document and Entity Information	Sep. 20, 2023
Prospectus:
Document Type	497
Document Period End Date	Sep. 20, 2023
Entity Registrant Name	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Entity Central Index Key	0000826644
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 20, 2023
Document Effective Date	Sep. 20, 2023
Prospectus Date	Oct. 31, 2022
AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) [Member]
Prospectus:
Entity Registrant Name	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Entity Central Index Key	0000842790
Prospectus Date	Jun. 28, 2023
Invesco World Bond Factor Fund | Class A | AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus:
Trading Symbol	AUBAX
Invesco World Bond Factor Fund | Class C | AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus:
Trading Symbol	AUBCX
Invesco World Bond Factor Fund | CLASS R5 | AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus:
Trading Symbol	AUBIX
Invesco World Bond Factor Fund | Class Y | AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus:
Trading Symbol	AUBYX
Invesco World Bond Factor Fund | CLASS R6 | AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus:
Trading Symbol	AUBFX